TRANSAMERICA FUNDS

Supplement to the Currently Effective Retail Prospectus, Class I2 Prospectus, Summary Prospectuses

and Statement of Additional Information

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Effective November 1, 2018, the following information will supplement and supersede any contrary information contained in the Prospectuses, Summary Prospectuses and Statement of Additional Information concerning expense caps for the following funds and classes:

Fund	Class	Expense Caps
Transamerica High Yield Bond	Class A	1.00%
	Class B	1.75%
	Class C	1.75%
	Class I	0.75%
	Class I2	0.75%
Transamerica Intermediate Bond	Class I2	0.50%
Transamerica Mid Cap Growth	Class A	1.10%
	Class C	1.85%
	Class I	0.85%
	Class I2	0.85%
Transamerica Mid Cap Value Opportunities	Class A	1.05%
	Class C	1.80%
	Class I	0.80%
	Class I2	0.80%
Transamerica Small Cap Core	Class A	1.20%
	Class C	1.95%
	Class I	0.95%
	Class I2	0.95%
Transamerica Small Cap Growth	Class A	1.25%
	Class C	2.00%
	Class I	1.00%
	Class I2	1.00%
Transamerica Small Cap Value	Class A	1.20%
	Class C	1.95%
	Class I	0.95%
	Class I2	0.95%

Transamerica Asset Management, Inc. (“TAM”), the investment manager of each fund, has agreed through March 1, 2019 to waive fees and/or reimburse fund expenses to the extent that total annual fund operating expenses of the classes of the funds listed above exceed the amount specified for the class of the fund, excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the fund’s business. The expense limitation arrangements cannot be terminated prior to March 1, 2019 without the Board of Trustees’ consent. TAM is permitted to recapture amounts waived and/or reimbursed to a class of a fund during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. The class may reimburse TAM only if such reimbursement does not cause, on any particular business day of the fund, the class’s total annual operating expenses (after the reimbursement is taken into account) to exceed the applicable limits described above or any other lower limit then in effect.

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Investors Should Retain this Supplement for Future Reference

November 1, 2018